Note 41 - Provisions or reversal provisions	6 Months Ended
Jun. 30, 2020
Provisions or reversal of provisions Abstract
Provisions or Reversal Provisions

41. Provisions or (reversal) of provisions

In the six months ended June 30, 2020 and 2019 the net provisions recognized in this income statement line item were as follows:

Provisions or (reversal) of provisions (Millions of Euros)
	Notes	June 2020	June 2019
Pensions and other post employment defined benefit obligations	24	145	127
Commitments and guarantees given		106	7
Pending legal issues and tax litigation		199	75
Other provisions		90	51
Total		541	261